Accumulated Other Comprehensive Income and Other Components of Equity	12 Months Ended
Dec. 31, 2025
Miscellaneous equity [abstract]
Accumulated Other Comprehensive Income and Other Components of Equity	Accumulated Other Comprehensive Income and Other Components of Equity
(1)    As of December 31, 2024 and 2025, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

(in millions of Korean won)	December 31, 2024	December 31, 2025
Changes in investments in associates and joint ventures	₩ 7,746	₩ 2,568
Gain (loss) on derivatives valuation	(42,178)	14,106
Gain on valuation of financial assets at fair value through other comprehensive income	80,845	539,877
Exchange differences on translation for foreign operations	17,316	6,728
Total	₩ 63,729	₩ 563,279
(2)    Changes in accumulated other comprehensive income for the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024
	Beginning	Increase/ decrease	Reclassification to gain or loss	Ending
Changes in investments in associates and joint ventures	₩ 4,023	₩ 3,723	₩ —	₩ 7,746
Gain (loss) on derivatives valuation	(29,361)	273,137	(285,954)	(42,178)
Gain on valuation of financial assets at fair value through other comprehensive income	73,928	6,917	—	80,845
Exchange differences on translation for foreign operations	3,817	13,499	—	17,316
Total	₩ 52,407	₩ 297,276	₩ (285,954)	₩ 63,729

	2025
(in millions of Korean won)	Beginning	Increase (decrease)	Reclassification to gain or loss	Ending
Changes in investments in associates and joint ventures	₩ 7,746	₩ (5,178)	₩ —	₩ 2,568
Gain (loss) on derivatives valuation	(42,178)	30,652	25,632	14,106
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	80,845	459,032	—	539,877
Exchange differences on translation for foreign operations	17,316	(10,588)	—	6,728
Total	₩ 63,729	₩ 473,918	₩ 25,632	₩ 563,279
(3) The Group’s other components of equity as at December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024	December 31, 2025
Treasury stock	₩ (215,210)	(461,135)
Gain or loss on disposal of treasury stock [1]	2,862	2,828
Share-based payments	7,106	7,119
Equity transactions within consolidated entities [2]	(432,318)	(425,527)
Total	₩ (637,560)	(876,715)
1The amount directly reflected in equity is ₩33 million for the year ended December 31, 2025 (2024: ₩120 million).
2Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from changes in ownership of subsidiaries are included.
(4)    As of December 31, 2024 and 2025, the details of treasury stock are as follows:

	December 31, 2024		December 31, 2025
Number of shares (in shares)	6,188,739		10,926,622
Amounts (in millions of Korean won)	₩	215,210	461,135
Treasury stocks held as of December 31, 2025, are expected to be used for stock compensation for the Group’s directors, employees, and other purposes.